Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash	$ 307,699	$ 170,557
Prepaid expenses and other current assets	385,500	259,854
Other receivables	10,385	2,262
Total current assets	794,083	432,673
Property, plant and equipment, net	2,898,476	2,913,509
Mineral rights	30,100,000	30,100,000
Total assets	33,792,559	33,446,182
Current liabilities
Accounts payable	5,360,816	1,847,858
Accrued expenses and other current liabilities	1,940,556	936,289
Advances payable	648,000	648,000
Convertible notes payable	3,183,579	2,472,848
Total current liabilities	11,530,667	8,006,108
Warrants liabilities	2,185,000
Royalty obligation	2,700,000	2,700,000
Contingent consideration liability	17,100,000	17,100,000
Asset retirement obligation	14,808,000	13,937,000
Total liabilities	48,323,667	41,743,108
Commitments and contingencies (Note 15)
Stockholders’ equity deficit
Class A ordinary Shares, $0.0001 par value; 200,000,000 authorized and 32,818,077 and 9,776,421 issued and outstanding at June 30, 2025, and December 31, 2024, respectively	3,282	978
Additional paid in capital	7,038,156	3,716,962
Subscription receivables	(1,980,727)
Accumulated deficit	(19,808,254)	(11,972,315)
Accumulated other comprehensive loss	216,435	(42,551)
Total stockholders’ deficit	(14,531,108)	(8,296,926)
Total liabilities and stockholders’ deficit	33,792,559	33,446,182
Related Party
Current assets
Accounts Receivable - related party, net	90,499
Current liabilities
Accounts payable- related party, net	$ 397,716	$ 2,101,113